Organization and Principal Activities	12 Months Ended
Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization and Principal Activities
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

China Finance Online Co. Limited (“China Finance Online” or the “Company”) was incorporated in Hong Kong on November 2, 1998. China Finance Online, its subsidiaries, its variable interest entities (“VIEs”) and its VIEs’ subsidiaries (collectively, the “Company”) is a leading web-based financial services company in China.

The Company provides Chinese retail investors with online access to securities and commodities trading services, wealth management products, securities investment advisory services, as well as financial database and analytics services to institutional customers. The Company’s prominent flagship portal site, www.jrj.com, is ranked among the top financial websites in China.

In 2015, the Company integrated its web-based trading platform Yinglibao, its internet-based financial platform that integrates cash management solutions and mutual fund distribution, into iTougu which facilitates communication between securities investment advisors and their respective clients and followers in real-time and for 24 hours a day, and enabling a vast number of Chinese individual investors to obtain private advice from thousands of securities investment advisors. The Company also continued to diversify its product offerings on the wealth management platform, Yinglibao. The Company also provides our rapidly growing commodities brokerage services (formerly known as precious metals business) in mainland China along with brokerage services in Hong Kong in order to address market demand for alternative investment opportunities. We further diversified our product offering in the commodities brokerage services with the launch of a heavy oil brokerage business in 2015.

In 2016, the Company continued to develop our wealth management business, securities investment advisory business, financial database subscription business, individual research tool subscription business, advertisement business, and securities, commodities as well as futures trading business. In addition, we launched a new business line of online peer-to-peer lending.

In 2017, the Company was forced to suspend commodities brokerage business due to the suspension of new commodities trading by most of precious metal exchange in China.

In addition, the Company offers basic financial software, information services and securities investment advisory services to retail investors in China. Through its subsidiary, Shenzhen Genius Information Technology Co., Ltd., the Company provides financial database and analytics to institutional customers including domestic financial, research, academic and regulatory institutions. China Finance Online also provides brokerage services in Hong Kong.

Details of China Finance Online’s significant subsidiaries, VIEs and VIEs’ subsidiaries as of December 31, 2019 were as follows:

Company name	Place of incorporation or establishment	Date of incorporation or acquisition	Legal ownership interest	Principal activity
Subsidiaries:
China Finance Online (Beijing) Co., Ltd. (“CFO Beijing”)	Beijing, PRC	Jul. 9, 1998	100%	N/A
Fortune Software (Beijing) Co., Ltd. (“CFO Software”)	Beijing, PRC	Dec. 7, 2004	100%	N/A
Shenzhen Genius Information Technology Co., Ltd. (“CFO Genius”)	Shenzhen, PRC	Sep. 21, 2006	100%	Subscription service
Zhengyong Information & Technology (Shanghai) Co., Ltd. (“CFO Zhengyong”)	Shanghai, PRC	Aug. 17, 2008	100%	N/A
Zhengtong Information Technology (Shanghai) Co., Ltd (“CFO Zhengtong”)	Shanghai, PRC	Jun. 24, 2008	100%	N/A
Rifa Financial Holdings Limited (“Rifa Financial Holdings”) (Formerly known as “iSTAR Financial Holdings Limited”)	BVI	Jul. 16, 2007	85%	Investment holdings
Rifa Securities Limited (“Rifa Securities”) (Formerly known as “iSTAR International Securities Co. Limited”)	Hong Kong, PRC	Nov. 23, 2007	85%	Brokerage service
Rifa Futures Limited (“Rifa Futures”) (Formerly known as “iSTAR International Futures Co. Limited”)	Hong Kong, PRC	Apr. 16, 2008	85%	Brokerage service
Rifa Asset Management Limited (“Rifa Asset Management”)	Hong Kong, PRC	Nov. 15, 2016	85%	Asset management service
Rifa Credit Limited (“Rifa Credit”) (Formerly known as “iSTAR International Credit Co. Limited”)	Hong Kong, PRC	Feb. 10, 2012	85%	N/A
Rifa Wealth Management Co. Limited (“Rifa Wealth Management”)	Hong Kong, PRC	Sep. 13, 2016	85%	Insurance brokerage service
Variable interest entities:
Beijing Fuhua Innovation Technology Development Co., Ltd. (“CFO Fuhua”)	Beijing, PRC	Dec. 31, 2000	Nil	Web portal and advertising service
Shenzhen Newrand Securities Advisory and Investment Co., Ltd. (“CFO Newrand”)	Shenzhen, PRC	Oct. 17, 2008	Nil	Securities investment advising
Shanghai Stockstar Wealth Management Co., Ltd. (“Stockstar Wealth Management”)	Shanghai, PRC	Apr. 12, 2011	Nil	N/A
Beijing Huizhi Fortune Technology Co., Ltd. (“CFO Huizhi”)	Beijing, PRC	Jun. 14, 2012	Nil	N/A
Shenzhen Ganlanren Investment Management Co., Ltd. (“CFO Shenzhen Ganlanren”)	Shenzhen, PRC	Feb. 18, 2016	Nil	N/A
Beijing CFO Premium Technology Co., Ltd. (“CFO Premium”).	Beijing, PRC	June 2, 2009	Nil	N/A
Beijing CFO Glory Technology Co., Ltd.	Beijing, PRC	Sep. 11, 2007	Nil	N/A
Subsidiaries of variable interest entities:
Shenzhen Newrand Securities Training Center (“CFO Newrand Training”)	Shenzhen, PRC	Oct. 17, 2008	Nil	Securities investment training
Fortune (Beijing) Huiying Investment Consulting Co., Ltd. (“CFO Huiying”)	Beijing, PRC	Dec. 18, 2009	Nil	N/A
Shenzhen Tahoe Investment and Development Co., Ltd (“CFO Tahoe”)	Shenzhen, PRC	Sep. 30, 2013	Nil	N/A
Zhengjin (Tianjin) Precious Metals Investment Co., Ltd. (“CFO Zhengjin Tianjin”)	Tianjin, PRC	Jul. 23, 2013	Nil	Commodities brokerage
Beijing Jiayi Management Co., Ltd. (“CFO Zhengjin Beijing”)	Beijing, PRC	Jan. 13, 2014	Nil	Commodities brokerage
Yinglibao (Beijing) Technology Co., Ltd. (“CFO Yinglibao”)	Beijing, PRC	Jan. 15, 2014	Nil	Internet-based financial platform
Zhengjin (Jiangsu) Precious Metals Co., Ltd. (“CFO Zhengjin Jiangsu”)	Nanjing, PRC	Nov. 19, 2014	Nil	Commodities brokerage
Zhengjin (Fujian) Precious Metals Co., Ltd. (“CFO Zhengjin Fujian”)	Fujian, PRC	Jan. 6, 2013	Nil	Commodities brokerage
Qingdao Zhengjin Zhida Trading Co., Ltd. (“CFO Qingdao Zhida”)	Qingdao, PRC	Dec. 21, 2015	Nil	Commodities brokerage
Tibet Lieqian Network Technology Co., Ltd.	Tibet, PRC	Mar. 18, 2016	Nil	Commodities brokerage
Qingdao Zhengjin Taiji Trading Co., Ltd. (“CFO Qingdao Taiji”)	Qingdao, PRC	Mar. 23, 2016	Nil	Commodities brokerage
iTougu (Beijing) Network Technology Co., Ltd. (“CFO iTougu”)	Beijing, PRC	Dec. 8, 2014	Nil	Investment advisory service platform
Beijing Zhongjun Sunshine Investment and Management Co., Ltd (“CFO Zhongjun Sunshine”)	Beijing, PRC	Sep. 30, 2013	Nil	Financial service
Zhongheng Xintai (Beijing) Asset Management Co., Ltd. (“CFO Zhongheng Xintai”)	Beijing, PRC	Jun. 8, 2016	Nil	N/A
Beijing Zhengjin Wealth Management Co., Ltd.	Beijing, PRC	Dec. 24, 2004	Nil	Commodities brokerage
Shenzhen Rifa Commercial Factoring Co. Ltd.	Shenzhen, PRC	Oct. 20, 2016	Nil	Financial service
Shanghai Stockstar Information & Technology Co., Ltd.	Shanghai, PRC	Dec. 24, 2009	Nil	N/A
Shanghai Shangtong Co., Ltd.	Shanghai, PRC	Jun. 6, 2008	Nil	N/A
Shanghai Ganlan Wealth Asset Management Co., Ltd.	Shanghai, PRC	Dec. 19, 2014	Nil	N/A
Beijing Chuangying Advisory and Investment Co., Ltd. ("CFO Chuangying")	Beijing, PRC	Oct. 9, 1997	Nil	P2P Lending Service
Shanghai Chongzhi Co., Ltd.	Shanghai, PRC	Jun. 6, 2008	Nil	N/A
Tibet Fortune Jinyuan Network Technology Co., Ltd.	Tibet, PRC	Aug. 22, 2015	Nil	N/A

The consolidated financial statements of the Company include the financial statements of the Company and its controlled operating entities including the subsidiaries and the variable interest entities for which the Company is the primary beneficiary. A variable interest entity is the entity in which the Company, through contractual arrangements as the primary beneficiary, bears the risks of, and enjoys the rewards normally associated with ownership of the entity.

People’s Republic of China (“PRC”) regulations prohibit or restrict direct foreign ownership of business entities providing certain services in PRC, such as internet content service and securities investment advisory service. In order to comply with these regulations, China Finance Online, through its subsidiaries, entered into contractual arrangements with the Company’s VIEs and their equity owners who are PRC citizens.

The Company made loans to the shareholders of the VIEs solely for the purposes of capitalizing the VIEs. Pursuant to the loan agreements, these loans can only be repaid by transferring all of their interests in the VIEs to the Company or a third party designated by the Company. The Company has entered into proxy agreements or power of attorney and exclusive equity purchase option agreements with the VIEs and nominee shareholders of the VIEs through the Company’s wholly owned significant subsidiaries including CFO Beijing, CFO Software and CFO Zhengtong (collectively, the “WFOEs” and each a “WFOE”). The foregoing agreements provide the WFOEs the right to direct the activities that most significantly affect the economic performance of the VIEs and to acquire the equity interests in the VIEs when permitted by the PRC laws, respectively. Certain exclusive agreements have been entered into with the VIEs through the WFOEs, which obligate the WFOEs to absorb the majority of the risk of loss from the VIEs’ activities and entitle the WFOEs to receive the majority of their residual returns. In addition, the Company has entered into share pledge agreements for the equity interests in the VIEs held by the shareholders of the VIEs.

Despite the lack of technical majority ownership, the agreements with the VIEs provide the WFOEs with effective control over and the ability to receive substantially all of the economic benefits of its VIEs, resembling a parent-subsidiary relationship between the WFOEs and the VIEs. The shareholders of the VIEs effectively assigned all of their voting rights underlying their equity interest in the VIEs to the WFOEs. In addition, through the other exclusive agreements, which consist of strategic consulting services agreement, technical support services agreement and operating support services agreement, the WFOEs demonstrate their ability and intention to continue to exercise the ability to absorb substantially all of the profits and all of the expected losses of the VIEs. The VIEs are subject to operating risks, which determine the variability of the Company’s interest in those entities. Based on these contractual arrangements, the Company consolidates the VIEs as required by SEC Regulation SX-3A-02 and Accounting Standards Codification (“ASC”) Topic 810 (“ASC 810”) because the Company holds all the variable interests of the VIEs through the WFOEs.

The principal terms of the agreements entered into amongst the VIEs, their respective shareholders and the WFOEs are further described below.

Exclusive technology consulting and management service agreement

Pursuant to a series of technology support and service agreements, the WFOEs retain exclusive right to provide the VIEs and their subsidiaries technology support and consulting services and exclusive management consulting service. As a result of these services, the WFOEs are entitled to charge the VIEs and their subsidiaries annual service fees. The terms of the strategic consulting services agreement, the technical support services agreement and the operating support services agreement are twenty, ten and ten years, respectively, and these agreements will be automatically renewed on applicable expiration dates, unless the contracting WFOE informs the corresponding VIE its intention to terminate such contract one month prior to the applicable expiration date. Notwithstanding the foregoing, none of the parties has a right to terminate the service contracts. The principal services agreements that the WFOEs have entered into with VIEs include:

•	strategic consulting services agreement, pursuant to which the amount of the fee to be charged is 30% of each VIE’s income before tax;
•	technical support services agreement, pursuant to which the amount of the fee to be charged is 30% of each VIE’s income before tax; and
•	operating support services agreement, pursuant to which the amount of the fee to be charged is 40% of each VIE’s income before tax.

Exclusive purchase right agreement on the equity interest of the VIEs

Pursuant to the purchase option agreement, the WFOEs have the unconditional right to purchase the entire equity interest in, or all the assets of the VIEs at a price equal to the total principal amount of the loan lent by the WFOEs to the shareholders of the VIEs when and if such purchase is permitted by the PRC law or the current shareholders of the VIEs cease to be directors or employees of the VIEs. The term of the exclusive purchase right agreement is perpetual and can be terminated at the discretion of the WFOEs.

Power of attorney

Pursuant to the power of attorney, each of the shareholders of the VIEs have executed an irrevocable power of attorney assigning the WFOEs or individuals designated by the WFOEs as their attorney-in-fact to vote on their behalf on all matters of the VIEs requiring shareholder approval under PRC laws and regulations and the articles of association of VIEs.

The Articles of Incorporation of the VIE state that the major rights of the shareholders include the right to appoint directors, the general manager and other senior management. Therefore, through the irrevocable power of attorney arrangement, the WFOEs have the ability to exercise effective control over the VIEs through shareholder votes and, through such votes, to also control the composition of the board of directors. In addition, the senior management team of the VIEs is the same as that of the WFOEs. The term of the power of attorney is twenty years and will be automatically renewed on the expiration date. The contract can be terminated at the discretion of the WFOEs.

Pledge agreement

Pursuant to the equity pledge agreement between the WFOEs and the shareholders of the VIEs, the shareholders of the VIEs pledged all of their equity interests in the VIEs to the WFOEs to guarantee the VIEs’ performance of its obligations under the exclusive technology consulting and service agreement. If the VIEs breach their contractual obligations under that agreement, the WFOEs, as the pledge, will be entitled to certain rights, including the rights to sell the pledged equity interests. The shareholders of the VIEs agree that, without prior written consent of the WFOEs, they will not transfer, sell, and dispose of or create any encumbrance on their equity interest in the VIEs. The term of the pledge agreement is twenty years and will be automatically renewed on the expiration date, unless the WFOEs inform the VIEs of their intention to terminate the agreement one month prior to the expiration date.

Through these contractual agreements, the WFOEs have the ability to effectively control the VIEs and are also able to receive substantially all the economic benefits of the VIEs.

Details of significant VIEs and their counterparts which substantially control the VIEs as of December 31, 2019 were as follows:

VIE name	Contractual arrangement date	Counterpart
CFO Fuhua	May 27, 2004	CFO Beijing
CFO Newrand	July 11, 2018	CFO Software
Stockstar Wealth Management	April 12, 2011	CFO Zhengtong
CFO Shenzhen Ganlanren	April 20, 2017	CFO Software
Beijing CFO Premium Technology	June 2, 2009	CFO Software

Risks in relation to the VIE structure

The Company’s ability to control the VIEs also depends on the power of attorney the WFOEs have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the regulatory authorities may exercise their discretion and

•	revoke the business and operating licenses of our PRC subsidiaries or VIEs;
•	restrict the rights to collect revenues from any of our PRC subsidiaries;
•	discontinue or restrict the operations of any related-party transactions among our PRC subsidiaries or VIEs;
•	require our PRC subsidiaries or VIEs to restructure the relevant ownership structure or operations;
•	take other regulatory or enforcement actions, including levying fines that could be harmful to our business; or
•	impose additional conditions or requirements with which we may not be able to comply.

The imposition of any of these penalties may result in a material adverse effect on the Company’s ability to conduct its business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIEs and their subsidiaries or the right to receive their economic benefits, the Company would no longer be able to consolidate the VIEs. The Company does not believe that any penalties imposed or actions taken by the PRC Government would result in the liquidation of the Company, its subsidiaries, or the VIEs.

The Company has consolidated its VIEs because it was the primary beneficiary of those entities. Through the contractual agreements discussed above, the Company, through its wholly owned subsidiaries, has (1) the power to direct the activities of the VIEs that most significantly affect the entities’ economic performance and (2) the right to receive benefits from the VIEs, therefore it consolidates the VIEs.

The VIEs hold important unrecognized revenue-producing assets, such as our domain names and Internet Content Provider Licenses with respect to www.jrj.com and certain value-added technologies, which were also considered revenue-producing assets. However, none of such assets were recorded on the Company’s consolidated balance sheets as such assets were all acquired or internally developed with insignificant costs and expenses incurred.

The following financial statement amounts and balances of the VIEs for which the Company is the primary beneficiary and their subsidiaries excluding intercompany elimination as of and for the years ended:

	December 31,
	2018	2019
Assets
Current assets:
Cash and cash equivalents	$1,254,459	$479,309
Accounts receivable – others, net	1,758,057	1,384,102
Others	8,390,567	3,385,334
Total current assets	11,403,083	5,248,745
Property and equipment, net	2,448,148	1,601,260
Equity investments without readily determinable fair value	1,631,892	1,605,459
Equity method investment, net	778,721	766,583
Rental deposits	590,284	451,975
Investment in subsidiaries	41,631,407	38,597,614
Deferred tax assets	1,292,263	1,238,319
Right-of-use assets	—	2,630,373
Total assets	$59,775,798	$52,140,328
Third-party liabilities:
Current liabilities:
Accrued expenses and other current liabilities	$16,561,794	$16,886,760
Accounts payable	189,082	184,720
Total current liabilities	16,750,876	17,071,480
Non-current liabilities	3,197	741,269
Total third-party liabilities	$16,754,073	$17,812,749
Inter-company liabilities (assets)	$(9,782,857)	$(9,272,913)

	Year ended December 31,
	2017	2018	2019
Net revenues	$19,556,988	$24,747,244	$17,497,599
Net loss	$(35,738,587)	$(10,013,159)	$(7,098,995)

	Year ended December 31,
	2017	2018	2019
Net cash used in operating activities	$(27,938,791)	$(8,265,834)	$(841,958)
Net cash (used in) provided by investing activities	16,669,443	(69,989)	(1,650)
Net cash used in financing activities	(19,083,181)	—	—
Effect of exchange rate changes	$(3,470,414)	$(621,698)	$68,458

There are no consolidated VIE’s assets that are collateral for the VIE’s obligations and can only be used to settle the VIE’s obligations.

Going Concern and Liquidity

The Company has incurred net losses of $42.4 million, $22.5 million and $12.7 million in the years ended December 31, 2017, 2018 and 2019, respectively. The Company has generated negative cash flows from operating activities of $26.9 million, $32.7 million and $5.2 million in the years ended December 31, 2017, 2018 and 2019, respectively.

As of December 31, 2019, our working capital was approximately $3.6 million. As of December 31, 2019, we have approximately $9.6 million in cash and cash equivalents and have $9.4 million overdue balance payable to the third party investors. To meet the needs of operational cash flow, the Company will need to raise additional funds to continue as a going concern and is currently exploring alternative sources of financing.

These factors combined with the uncertainty generated by the economic reaction to the COVID-19 pandemic raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that these financial statements are issued.

On January 30, 2020, the World Health Organization declared the coronavirus outbreak a "Public Health Emergency of International Concern" and on March 10, 2020, declared it to be a pandemic. Actions taken around the world to help mitigate the spread of the coronavirus include restrictions on travel, and quarantines in certain areas, and forced closures for certain types of public places and businesses. The coronavirus and actions taken to mitigate it have had and are expected to continue to have an adverse impact on the economies and financial markets of many countries, including the geographical area in which the Company operates. China’s economic growth may continue to slow down due to the current outbreak of novel strain of coronavirus (COVID-19).

The recent outbreak of COVID-19 has had an adverse impact on our operations and financial condition, including constraints on capital availability for institutional customers who reduced, delayed or canceled their subscriptions for our services because of tighter budget. Furthermore, the capital markets are experiencing pronounced volatility during the current global COVID-19 pandemic, which may adversely affect investor’s confidence and, in turn affect, our securities brokerage business in Hong Kong and our other businesses. The COVID-19 pandemic has adversely affected our revenue and cash flow.

Considering the adverse effect of COVID-19, recurring operating losses and future operation requirements, we will continue to implement some cost-cutting measures and improve the overall efficiency, such as cutting spending, terminating some of lease contracts and optimizing marketing and R&D teams.

In terms of business initiatives, we will focus our operations on customer-centric sales and  will (i) continue to pursue strategies to increase our revenues from financial services and financial information and advisory services, (ii) continue to work closely with our current and prospective institutional customers, gradually penetrate the Chinese financial institutional market with our core fintech-powered intelligent financial products, and turn fintech research findings into scalable revenues, and (iii) continue to strengthen our content production capabilities in order to enhance influence and strive for more advertising client resources.

In terms of financing activities, the COVID-19 has adversely impacted access to capital and slowed down our pace of financing.

The extent to which COVID-19 will impact our business and financial results will depend on future developments, which are uncertain and cannot be predicted at this time.